Summary of Significant Accounting Policies - Schedule of Future Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 22,270	$ 20,715	$ 42,421	$ 19,531	$ 1,275
Depreciation and Amortization | 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			44,665
Depreciation and Amortization | 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			44,665
Depreciation and Amortization | 2018
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			44,665
Depreciation and Amortization | 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			44,665
Depreciation and Amortization | 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			$ 44,505
Depreciation and Amortization | In-place leases
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Years			10 years 5 months
Depreciation and Amortization | In-place leases | 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			$ 44,665
Depreciation and Amortization | In-place leases | 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			44,665
Depreciation and Amortization | In-place leases | 2018
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			44,665
Depreciation and Amortization | In-place leases | 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			44,665
Depreciation and Amortization | In-place leases | 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			44,505
Rental Income | 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			(256)
Rental Income | 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			(256)
Rental Income | 2018
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			(256)
Rental Income | 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			(256)
Rental Income | 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			$ (231)
Rental Income | Above market lease assets
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Years			10 years 6 months
Rental Income | Above market lease assets | 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			$ 2,271
Rental Income | Above market lease assets | 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			2,271
Rental Income | Above market lease assets | 2018
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			2,271
Rental Income | Above market lease assets | 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			2,271
Rental Income | Above market lease assets | 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			$ 2,271
Rental Income | Below market lease liabilities
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Years			11 years 6 months
Rental Income | Below market lease liabilities | 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			$ (2,527)
Rental Income | Below market lease liabilities | 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			(2,527)
Rental Income | Below market lease liabilities | 2018
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			(2,527)
Rental Income | Below market lease liabilities | 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			(2,527)
Rental Income | Below market lease liabilities | 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			(2,502)
Property Operating Expense | 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			136
Property Operating Expense | 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			136
Property Operating Expense | 2018
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			136
Property Operating Expense | 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			136
Property Operating Expense | 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			$ 136
Property Operating Expense | Below market ground lease assets
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Years			29 years 2 months
Property Operating Expense | Below market ground lease assets | 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			$ 195
Property Operating Expense | Below market ground lease assets | 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			195
Property Operating Expense | Below market ground lease assets | 2018
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			195
Property Operating Expense | Below market ground lease assets | 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			195
Property Operating Expense | Below market ground lease assets | 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			$ 195
Property Operating Expense | Above market ground lease liabilities
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Years			33 years 8 months
Property Operating Expense | Above market ground lease liabilities | 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			$ (59)
Property Operating Expense | Above market ground lease liabilities | 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			(59)
Property Operating Expense | Above market ground lease liabilities | 2018
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			(59)
Property Operating Expense | Above market ground lease liabilities | 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			(59)
Property Operating Expense | Above market ground lease liabilities | 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			$ (59)